BORROWINGS	12 Months Ended
Dec. 31, 2017
BORROWINGS
BORROWINGS

NOTE J. BORROWINGS

Short-Term Debt

($ in millions)

At December 31:	2017	2016
Commercial paper	$1,496	$899
Short-term loans	276	375
Long-term debt—current maturities	5,214	6,239

Total	$6,987	$7,513

The weighted-average interest rate for commercial paper at December 31, 2017 and 2016 was 1.5 percent and 0.7 percent, respectively. The weighted-average interest rates for short-term loans were 8.8 percent and 9.5 percent at December 31, 2017 and 2016, respectively.

Long-Term Debt

Pre-Swap Borrowing

($ in millions)

At December 31:	Maturities	2017	2016
U.S. dollar debt (average interest rate at December 31, 2017):*
4.0%	2017	$—	$5,104
3.5%	2018	4,640	4,724
2.7%	2019	5,540	4,132
1.9%	2020	3,416	2,054
2.2%	2021	4,129	2,887
2.4%	2022	3,481	1,901
3.3%	2023	1,547	1,500
3.6%	2024	2,000	2,000
7.0%	2025	600	600
3.5%	2026	1,350	1,350
4.7%	2027	969	469
6.5%	2028	313	313
5.9%	2032	600	600
8.0%	2038	83	83
5.6%	2039	745	745
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
7.1%	2096	316	316
		31,515	30,563
Other currencies (average interest rate at December 31, 2017, in parentheses):*
Euros (1.5%)	2019—2029	10,502	7,122
Pound sterling (2.7%)	2020—2022	1,420	1,296
Japanese yen (0.3%)	2022—2026	1,291	1,576
Canadian (2.2%)	2017	—	373
Other (5.4%)	2018—2020	717	215
		45,445	41,145
Less: net unamortized discount		826	839
Less: net unamortized debt issuance costs		93	82
Add: fair value adjustment**		526	669
		45,052	40,893
Less: current maturities		5,214	6,239

Total		$39,837	$34,655

*Includes notes, debentures, bank loans, secured borrowings and capital lease obligations.

**The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Statement of Financial Position as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

There are no debt securities issued and outstanding by IBM International Group Capital LLC, which is an indirect, 100 percent owned finance subsidiary of International Business Machines Corporation, the parent. Any debt securities issued by IBM International Group Capital LLC, would be fully and unconditionally guaranteed by the parent.

During the third quarter of 2017, IBM Credit LLC (IBM Credit), a wholly owned subsidiary of the company, filed a shelf registration statement with the Securities and Exchange Commission (SEC) allowing it to offer for sale public debt securities. IBM Credit issued fixed- and floating-rate debt securities in September 2017 in the aggregate amount of $3.0 billion with maturity dates ranging from 2019 to 2022. The debt is included in the long-term debt table on page 113.

The company’s indenture governing its debt securities and its various credit facilities each contain significant covenants which obligate the company to promptly pay principal and interest, limit the aggregate amount of secured indebtedness and sale and leaseback transactions to 10 percent of the company’s consolidated net tangible assets, and restrict the company’s ability to merge or consolidate unless certain conditions are met. The credit facilities also include a covenant on the company’s consolidated net interest expense ratio, which cannot be less than 2.20 to 1.0, as well as a cross default provision with respect to other defaulted indebtedness of at least $500 million.

The company is in compliance with all of its significant debt covenants and provides periodic certifications to its lenders. The failure to comply with its debt covenants could constitute an event of default with respect to the debt to which such provisions apply. If certain events of default were to occur, the principal and interest on the debt to which such event of default applied would become immediately due and payable.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)

	2017		2016
For the year ended December 31:	Amount	Average Rate	Amount	Average Rate
Fixed-rate debt	$29,007	2.73%	$27,414	3.18%
Floating-rate debt*	16,044	2.10%	13,480	1.59%

Total	$45,052		$40,893

*Includes $9,138 million in 2017 and $7,338 million in 2016 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. See note D, “Financial Instruments,” on pages 102 to 107.

Pre-swap annual contractual maturities of long-term debt outstanding at December 31, 2017, are as follows:

($ in millions)

Total
2018	$5,217
2019	7,128
2020	6,242
2021	5,196
2022	4,288
2023 and beyond	17,374

Total	$45,445

Interest on Debt

($ in millions)

For the year ended December 31:	2017	2016	2015
Cost of financing	$658	$576	$540
Interest expense	615	630	468
Interest capitalized	5	2	0

Total interest paid and accrued	$1,278	$1,208	$1,008

Refer to the related discussion on page 144 in note T, “Segment Information,” for total interest expense of the Global Financing segment. See note D, “Financial Instruments,” on pages 102 to 107 for a discussion of the use of foreign currency denominated debt designated as a hedge of net investment, as well as a discussion of the use of currency and interest rate swaps in the company’s debt risk management program.

Lines of Credit

In 2016, the company increased the size of its five-year Credit Agreement (the “Credit Agreement”) to $10.25 billion and extended the term by one year to November 10, 2021. The total expense recorded by the company related to this Credit Agreement was $6.1 million in 2017, $5.5 million in 2016 and $5.3 million in 2015. The Credit Agreement permits the company and its Subsidiary Borrowers to borrow up to $10.25 billion on a revolving basis. Borrowings of the Subsidiary Borrowers will be unconditionally backed by the company. The company may also, upon the agreement of either existing lenders, or of the additional banks not currently party to the Credit Agreement, increase the commitments under the Credit Agreement up to an additional $1.75 billion. Subject to certain terms of the Credit Agreement, the company and Subsidiary Borrowers may borrow, prepay and reborrow amounts under the Credit Agreement at any time during the Credit Agreement term. Interest rates on borrowings under the Credit Agreement will be based on prevailing market interest rates, as further described in the Credit Agreement. The Credit Agreement contains customary representations and warranties, covenants, events of default, and indemnification provisions. The company believes that circumstances that might give rise to breach of these covenants or an event of default, as specified in the Credit Agreement, are remote.

The company also has other committed lines of credit in some of the geographies which are not significant in the aggregate. Interest rates and other terms of borrowing under these lines of credit vary from country to country, depending on local market conditions.

On July 20, 2017, the company and IBM Credit, (the Borrowers), entered into a $2.5 billion 364-Day Credit Agreement, and a $2.5 billion Three-Year Credit Agreement (the New Credit Agreements, and together with the Credit Agreement, the Credit Facilities). IBM also entered into the Third Amendment to its Credit Agreement. The total expense recorded by the company related to the New Credit Agreements was $2.8 million in 2017. The New Credit Agreements permit the Borrowers to borrow up to an aggregate of $5 billion on a revolving basis. Neither Borrower is a guarantor or co-obligor of the other Borrower under the New Credit Agreements. Subject to certain conditions stated in the New Credit Agreements, the Borrowers may borrow, prepay and re-borrow amounts under the New Credit Agreements at any time during the term of the New Credit Agreements. Funds borrowed may be used for the general corporate purposes of the Borrowers. Interest rates on borrowings under the New Credit Agreements will be based on prevailing market interest rates, as further described in the New Credit Agreements. The New Credit Agreements contain customary representations and warranties, covenants, events of default, and indemnification provisions. The Amendment to the Credit Agreement adds and restates various provisions in order to provide the company with the opportunity in 2018 to request that the lenders extend the termination date of the Credit Agreement to July 20, 2023.

As of December 31, 2017, there were no borrowings by the company, or its subsidiaries, under the Credit Facilities.